COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
2015	40,664
2016	31,231
2017	22,918
2018	15,723
2019	4,545
Thereafter	4,495
Total	119,576
Rental expenses	46,066	44,537	39,708
Office premises
Operating lease commitments
2015	34,783
2016	29,830
2017	22,007
2018	15,723
2019	4,545
Thereafter	4,495
Total	111,383
Office equipment
Operating lease commitments
2015	5,881
2016	1,401
2017	911
Total	8,193